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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue, 10SB
                                        New York, NY  10010
                                        Bus: (212) 576-5522
                                        Fax: (212) 576-7101
                                        E-Mail:Charles_F_Furtado@newyorklife.com

                                        CHARLES F. FURTADO, JR.
                                        Associate Counsel

                                        April 20, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

     Re:  New York Life Insurance and Annuity Corporation ("NYLIAC")
          NYLIAC Variable Universal Life Separate Account - I ("Registrant") Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 New York Life Legacy Creator Single Premium Variable Universal Life (the "Policy") File Nos. 811-07798/333-156513

Commissioners:

     Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of pre-effective amendment no. 1 (the "Amendment") to the registration statement on Form N-6 (File No. 333-156513) that was filed with the Securities and Exchange Commission (the "Commission") on December 30, 2008 pursuant to the Securities Act of 1933, as amended ("the Registration Statement"). The Amendment also constitutes amendment no. 56 to the Registration Statement under the Investment Company Act of 1940. The Amendment has been marked to show changes against the Registration Statement.

     For convenience, this letter uses the same defined terms used in the prospectus contained in the Registration Statement ("Prospectus").

                             1. PURPOSE OF AMENDMENT

     Registrant is filing the Amendment to:

          - respond to comments of the Commission staff ("staff") on the Registration Statement, which the staff provided to Registrant on February 27, 2009 (the "Comment Letter") and in subsequent discussions;

          - include in the Registration Statement updated information, specifically the audited financial statements of NYLIAC and the Registrant and updated information in the fee tables; and

          - include any exhibits required by Form N-6 that were not previously filed.

     In addition, please note that the guaranteed Premium Expense Charge applicable for Policy Years 11 and beyond has been reduced from 2.5% to 2.25%. Finally, the Registration Statement has been updated to include other non-material, conforming changes.

     Registrant represents that the Amendment effects no other material changes to the Registration Statement.

                         2. RESPONSES TO STAFF COMMENTS

     Registrant has revised the Registration Statement in response to the Comment Letter. On March 13, 2009, we informally submitted to the staff copies of pages marked with our proposed responses to staff comments.


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Securities and Exchange Commission
April 20, 2009
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                         3. TIMETABLE FOR EFFECTIVENESS

     It is NYLIAC's intention to begin marketing the Policies on or about May 15, 2009 ("Launch Date"). Accordingly, we would appreciate the Commission staff's efforts in reviewing the Registration Statement so that it may be declared effective on or before April 24, 2009, to provide enough time to print the prospectuses in advance of the Launch Date.

     We are submitting herewith a written request for acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. In that request, Registrant and its principal underwriter, NYLIFE Distributors LLC, have acknowledged their awareness of their obligations under the Securities Act.

     Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-5522.

                                   ----------

                                        Very truly yours,

                                        /s/ Charles F. Furtado, Jr.
                                        Charles F. Furtado, Jr.
                                        Associate Counsel

cc: Mr. Patrick Scott




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